Goodwill - Goodwill by business (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Goodwill	€ 9,271	€ 10,383
Monitoring
Goodwill [Line Items]
Goodwill	3,752	4,194
Image-Guided Therapy
Goodwill [Line Items]
Goodwill	2,888	3,216
Precision Diagnosis
Goodwill [Line Items]
Goodwill	1,289	1,440
Sleep & Respiratory Care
Goodwill [Line Items]
Goodwill	625	694
Personal Health
Goodwill [Line Items]
Goodwill	469	509
Enterprise Informatics
Goodwill [Line Items]
Goodwill	€ 248	€ 331